Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
5. PARTIES IN INTEREST

Certain investments of the Plan are shares of funds managed by the Trustee. In addition, the Plan holds an investment in Bed Bath & Beyond, Inc. common stock and also issues loans to Participants. These transactions are considered exempt party-in-interest transactions.

Fees incurred by the Plan totaled $130,611 for the year ended December 31, 2025 which are recorded as administrative expenses on the statement of changes in net assets available for benefits.